Note 3 - Term Loan and Line of Credit Agreements - Summary of Term Loan and Line of Credit Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-term debt, gross	$ 12,000
Debt issuance costs	(189)
Long-term debt	11,811
Line of credit agreement		$ 7,975
Less current portion of long-term debt, gross	536
Less current portion debt issuance costs	(19)
Less current portion of long-term debt	517
Long-term debt, gross, net of current portion	11,464
Debt issuance costs, net of current portion	(170)
Long-term debt, net of current portion	11,294
Term Loan Agreement [Member]
Long-term debt, gross	12,000
Debt issuance costs	(189)
Long-term debt	$ 11,811